Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	$ (27,161)	¥ (186,736)	¥ (917,644)	¥ (931,922)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	12,894	88,652	(120,963)	142,526
Other comprehensive income (loss), net of tax of nil	12,894	88,652	(120,963)	142,526
Comprehensive loss	(14,267)	(98,084)	(1,038,607)	(789,396)
Comprehensive loss (income) attributable to noncontrolling interest and redeemable noncontrolling interest	(2,666)	(18,329)	144,914	298,324
Comprehensive loss attributable to the Company's ordinary shareholders	$ (16,933)	¥ (116,413)	¥ (893,693)	¥ (491,072)